Other income (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other income
Government grants		25,356	2,465	1,982
Others		1,722
Total	$ 4,473	27,078	2,465	1,982